Loans and Interest Receivable - Consumer Receivables (Details) - Consumer Receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and interest receivable	$ 704	$ 326
Percentage of loans and interest receivable, current	94.90%	96.00%
Threshold period, write-off of receivables	180 days
Threshold period, write-off of bankrupt accounts	90 days
Allowance for credit losses	$ 30	$ 63	$ 305
Other Consumer Credit Products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and interest receivable	96	55
Allowance for credit losses	$ 12	$ 7